Report for the Calendar Year of Quarter Ended: December 31,
2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number: 028-07358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 February 4, 2002

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:	 $75461


List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           y                02364j104     2538    79051 SH       SOLE                    79051
AT&T                           y                001957109     1048    57756 SH       SOLE                    57756
AT&T Wireless Group            y                00209A106      413    28715 SH       SOLE                    28715
Abbott Laboratories            y                002824100      652    11700 SH       SOLE                    11700
Agilent Technologies           y                00846u101      211     7396 SH       SOLE                     7396
Amer. Home Products            y                026609107      258     4200 SH       SOLE                     4200
American Express               y                025816109      383    10724 SH       SOLE                    10724
American International Group   y                026874107     4304    54204 SH       SOLE                    54204
Anheuser Busch                 y                035229103      289     6400 SH       SOLE                     6400
Avalon Bay Comm.               y                053484101      201     4250 SH       SOLE                     4250
Baxter International           y                071813109      280     5213 SH       SOLE                     5213
Bristol-Myers Squibb           y                110122108     3925    76964 SH       SOLE                    76964
Citigroup                      y                171196108     9774   193617 SH       SOLE                   193617
Coca-Cola                      y                191216100      820    17400 SH       SOLE                    17400
Conoco                         y                208251504     1411    49843 SH       SOLE                    49843
Corning                        y                219350105      619    69450 SH       SOLE                    69450
Danaher Corp                   y                235851102     1399    23200 SH       SOLE                    23200
Disney                         y                254687106     1162    56083 SH       SOLE                    56083
E-Sim Ltd.                     y                m40990109        5    15500 SH       SOLE                    15500
Exxon Mobil                    y                30231g102     1349    34320 SH       SOLE                    34320
Fortune Brands                 y                349631101     1173    29627 SH       SOLE                    29627
General Electric               y                369604103     8588   214282 SH       SOLE                   214282
Gillette                       y                375766102      798    23900 SH       SOLE                    23900
Hewlett-Packard                y                428236103      745    36280 SH       SOLE                    36280
Household International        y                441815107      342     5900 SH       SOLE                     5900
Intel                          y                458140100     1967    62530 SH       SOLE                    62530
International Business Machine y                459200101     6540    54069 SH       SOLE                    54069
Interpublic Group              y                460690100     1329    45000 SH       SOLE                    45000
Johnson & Johnson              y                478160104     1959    33144 SH       SOLE                    33144
Kimberly-Clark                 y                494368103      221     3700 SH       SOLE                     3700
Kinder Morgan Energy Partners  y                494550106     1261    33342 SH       SOLE                    33342
Kraft                          y                50075n104     1147    33700 SH       SOLE                    33700
Lockheed Martin                y                539830109      383     8200 SH       SOLE                     8200
Loral Space                    y                G56462107       38    12800 SH       SOLE                    12800
Merck                          y                589331107     2773    47164 SH       SOLE                    47164
Microsoft Corp.                y                594918104      986    14887 SH       SOLE                    14887
Motorola                       y                620076109      629    41850 SH       SOLE                    41850
Nestle                         y                641069406     2502    46942 SH       SOLE                    46942
Pepsi Bottling                 y                713409100      479    20400 SH       SOLE                    20400
Pfizer                         y                717081103      430    10800 SH       SOLE                    10800
Philip Morris                  y                718154107      506    11045 SH       SOLE                    11045
Procter & Gamble               y                742718109     1570    19842 SH       SOLE                    19842
Prudential Corp.               y                744320102      529    15950 SH       SOLE                    15950
Royal Dutch                    y                780257804      230     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504     1485    51023 SH       SOLE                    51023
Safeway Inc.                   y                786514208     1966    47096 SH       SOLE                    47096
Schering Plough                y                806605101      892    24900 SH       SOLE                    24900
U.S. Bancorp                   y                902973106      523    25000 SH       SOLE                    25000
United Technologies            y                913017109      259     4000 SH       SOLE                     4000
Walgreen                       y                931422109     1606    47700 SH       SOLE                    47700
Wiley John & Sons Inc. Cl. A   y                968223206      368    16000 SH       SOLE                    16000
Worldcom                       y                55268b106      195    13824 SH       SOLE                    13824